Investments in subsidiaries - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Oct. 26, 2017	Oct. 06, 2017
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 253,428,000	$ 297,875,000
Expenses for acquisition-related and integration costs	37,482,000	10,306,000
Termination of employment costs	94,248,000	67,426,000
Onerous lease expenses	2,949,000	14,550,000
Affecto Plc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			1.88%	94.79%
Acquisitions during 2018
Disclosure of detailed information about business combination [line items]
Cash consideration	9,966,000
Acquisitions during 2017
Disclosure of detailed information about business combination [line items]
Measurement period adjustment, decrease in intangible assets	968,000
Measurement period adjustment, increase in goodwill	765,000
Cash consideration	7,385,000
Acquisition-related costs		1,661,000
Integration costs		8,645,000
Termination of employment costs		5,207,000
Onerous lease expenses		1,382,000
Other integration costs		$ 2,056,000
Acquisitions during 2018 and 2017
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	1,687,000
Integration costs	35,795,000
Termination of employment costs	17,630,000
Onerous lease expenses	10,747,000
Other integration costs	$ 7,418,000